Cash and cash equivalents - Somos - Anglo (Predecessor)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents

8       Cash and cash equivalents

a.	Composition

The balance of this account comprises the following amounts:

	December 31, 2020	December 31, 2019
Cash	13	32
Bank account	10,996	716
Financial investments (i)	300,147	42,539
	311,156	43,287

(i)

The Company invests in a short-term fixed income investment funds with daily liquidity and no material risk of change in value. Financial investments presented an average gross yield of 101.7% of the annual CDI rate on December 31, 2020 (101.68% on December 31, 2019). All investments are highly liquid investments that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and correspond to the cash obligations for the period.

Somos - Anglo (Predecessor)
Cash and cash equivalents
Cash and cash equivalents
9.	Cash and Cash Equivalents

The balance of this account is comprised by the following amounts:

	As of December 31, 2017	As of January 01, 2017
Cash	35	22
Bank account	2,263	1,015
Financial investments (i)	163,391	81,755
	165,689	82,792

_______________

(i)

The Business invests in a fixed income investment fund with short-term and with daily liquidity and not material risk of change in value. Financial investments presented an average gross yield 101.50% of the annual CDI rate at December 31, 2017 (101.00% on January 1, 2017).